Selected Funds

Selected American Shares
Selected International Fund

March 31, 2021

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.89%)
COMMUNICATION SERVICES – (15.24%)
Media & Entertainment – (14.70%)
Alphabet Inc., Class A *	32,284	$66,586,396
Alphabet Inc., Class C *	50,635	104,745,080
ASAC II L.P. *(a)(b)	1,174,606	1,202,209
Facebook, Inc., Class A *	294,838	86,838,636
IAC/InterActiveCorp *	195,700	42,331,867
Liberty TripAdvisor Holdings, Inc., Series A *	47,423	302,559
		302,006,747
Telecommunication Services – (0.54%)
Liberty Global plc, Series C *	434,380	11,094,065
	Total Communication Services	313,100,812
CONSUMER DISCRETIONARY – (14.08%)
Consumer Services – (2.75%)
New Oriental Education & Technology Group, Inc., ADR (China)*	4,033,730	56,472,220
Retailing – (11.33%)
Alibaba Group Holding Ltd., ADR (China)*	269,477	61,098,520
Amazon.com, Inc. *	30,406	94,078,596
Coupang, Inc., Class A (South Korea)*	498,789	24,615,237
Naspers Ltd. - N (South Africa)	64,700	15,481,141
Prosus N.V., Class N (Netherlands)	246,110	27,360,531
Vroom, Inc. *	259,650	10,123,754
		232,757,779
	Total Consumer Discretionary	289,229,999
FINANCIALS – (41.45%)
Banks – (17.29%)
Danske Bank A/S (Denmark)	1,559,360	29,180,000
DBS Group Holdings Ltd. (Singapore)	1,433,368	30,676,973
JPMorgan Chase & Co.	593,356	90,326,584
U.S. Bancorp	1,413,200	78,164,092
Wells Fargo & Co.	3,251,000	127,016,570
		355,364,219
Diversified Financials – (20.01%)
Capital Markets – (3.31%)
Bank of New York Mellon Corp.	1,440,555	68,123,846
Consumer Finance – (10.99%)
American Express Co.	512,018	72,419,826
Capital One Financial Corp.	1,205,795	153,413,298
		225,833,124
Diversified Financial Services – (5.71%)
Berkshire Hathaway Inc., Class A *	304	117,253,408
		411,210,378
Insurance – (4.15%)
Life & Health Insurance – (2.17%)
AIA Group Ltd. (Hong Kong)	3,680,280	44,641,875
Property & Casualty Insurance – (1.98%)
Chubb Ltd.	147,381	23,281,777
Loews Corp.	196,354	10,069,033

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	6,338	$7,222,911
		40,573,721
		85,215,596
	Total Financials	851,790,193
HEALTH CARE – (5.93%)
Health Care Equipment & Services – (3.53%)
Cigna Corp.	73,220	17,700,203
CVS Health Corp.	293,283	22,063,680
Quest Diagnostics Inc.	255,080	32,736,967
		72,500,850
Pharmaceuticals, Biotechnology & Life Sciences – (2.40%)
Viatris Inc. *	3,536,730	49,408,118
	Total Health Care	121,908,968
INDUSTRIALS – (4.26%)
Capital Goods – (4.26%)
Carrier Global Corp.	1,404,600	59,302,212
Orascom Construction PLC (United Arab Emirates)	348,651	2,008,230
Raytheon Technologies Corp.	339,488	26,232,238
	Total Industrials	87,542,680
INFORMATION TECHNOLOGY – (14.93%)
Semiconductors & Semiconductor Equipment – (13.88%)
Applied Materials, Inc.	1,075,740	143,718,864
Intel Corp.	1,095,460	70,109,440
Texas Instruments Inc.	377,053	71,259,246
		285,087,550
Software & Services – (1.05%)
Microsoft Corp.	91,850	21,655,475
	Total Information Technology	306,743,025
TOTAL COMMON STOCK – (Identified cost $913,521,702)		1,970,315,677
PREFERRED STOCK – (3.60%)
CONSUMER DISCRETIONARY – (0.90%)
Retailing – (0.90%)
Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	1,597,009	15,970,090
Full Trillion Development Ltd., Class A (China)*(a)(b)	252,991	2,529,910
	Total Consumer Discretionary	18,500,000
INDUSTRIALS – (2.70%)
Transportation – (2.70%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	47,432,864
Didi Chuxing Joint Co., Series B-2 (China)*(a)(b)	195,204	7,970,180
	Total Industrials	55,403,044
TOTAL PREFERRED STOCK – (Identified cost $60,680,623)		73,903,044

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.53%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $4,975,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $5,074,500)	$4,975,000	$4,975,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $5,959,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 11/01/50-04/01/51, total market value $6,078,180)	5,959,000	5,959,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,934,000)		10,934,000
	Total Investments – (100.02%) – (Identified cost $985,136,325)		2,055,152,721
	Liabilities Less Other Assets – (0.02%)		(380,734)
		Net Assets – (100.00%)	$2,054,771,987

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $75,105,253 or 3.66% of the Fund's net assets as of March 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (93.11%)
COMMUNICATION SERVICES – (3.83%)
Media & Entertainment – (3.83%)
Baidu, Inc., Class A, ADR (China)*	9,737	$2,118,285
Fang Holdings Ltd., Class A, ADR (China)*	4,070	50,875
iQIYI, Inc., Class A, ADR (China)*	66,140	1,099,247
Kuaishou Technology, Class B (China)*	1,020	35,425
	Total Communication Services	3,303,832
CONSUMER DISCRETIONARY – (40.37%)
Consumer Durables & Apparel – (2.87%)
Fila Holdings Corp. (South Korea)	64,809	2,470,959
Consumer Services – (11.01%)
New Oriental Education & Technology Group, Inc., ADR (China)*	513,060	7,182,840
TAL Education Group, Class A, ADR (China)*	42,930	2,311,781
		9,494,621
Retailing – (26.49%)
Alibaba Group Holding Ltd., ADR (China)*	19,200	4,353,216
JD.com, Inc., Class A, ADR (China)*	64,185	5,412,721
Meituan, Class B (China)*	167,387	6,420,654
Naspers Ltd. - N (South Africa)	18,044	4,317,491
Prosus N.V., Class N (Netherlands)	21,014	2,336,168
		22,840,250
	Total Consumer Discretionary	34,805,830
FINANCIALS – (29.17%)
Banks – (20.50%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	3,300,679
Danske Bank A/S (Denmark)	241,572	4,520,490
DBS Group Holdings Ltd. (Singapore)	223,820	4,790,200
DNB ASA (Norway)	227,640	4,843,886
Metro Bank PLC (United Kingdom)*	138,430	220,610
		17,675,865
Diversified Financials – (4.13%)
Capital Markets – (4.13%)
Julius Baer Group Ltd. (Switzerland)	35,310	2,257,987
Noah Holdings Ltd., Class A, ADS (China)*	29,384	1,304,650
		3,562,637
Insurance – (4.54%)
Life & Health Insurance – (4.54%)
AIA Group Ltd. (Hong Kong)	322,740	3,914,843
	Total Financials	25,153,345
INDUSTRIALS – (8.39%)
Capital Goods – (7.79%)
Ferguson PLC (United Kingdom)	24,032	2,871,751
Schneider Electric SE (France)	25,174	3,845,182
		6,716,933
Commercial & Professional Services – (0.60%)
China Index Holdings Ltd., Class A, ADR (China)*	237,202	517,101
	Total Industrials	7,234,034
INFORMATION TECHNOLOGY – (11.35%)
Semiconductors & Semiconductor Equipment – (3.63%)
Tokyo Electron Ltd. (Japan)	7,400	3,127,080

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (7.72%)
	Hollysys Automation Technologies Ltd. (China)	205,510	$2,572,985
	Samsung Electronics Co., Ltd. (South Korea)	56,750	4,081,688
			6,654,673
		Total Information Technology	9,781,753
	TOTAL COMMON STOCK – (Identified cost $53,672,335)		80,278,794
PREFERRED STOCK – (6.44%)
INDUSTRIALS – (6.44%)
Transportation – (6.44%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	4,345,741
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,202,762
		Total Industrials	5,548,503
	TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		5,548,503
SHORT-TERM INVESTMENTS – (0.29%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $113,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $115,260)	$113,000	113,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $135,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.00%, 03/01/51-04/01/51, total market value $137,700)	135,000	135,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $248,000)		248,000
	Total Investments – (99.84%) – (Identified cost $58,064,269)		86,075,297
	Other Assets Less Liabilities – (0.16%)		139,405
	Net Assets – (100.00%)		$86,214,702

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,548,503 or 6.44% of the Fund's net assets as of March 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$311,898,603	$3,303,832
Consumer Discretionary	289,229,999	34,805,830
Financials	851,790,193	25,153,345
Health Care	121,908,968	–
Industrials	87,542,680	7,234,034
Information Technology	306,743,025	9,781,753
Total Level 1	1,969,113,468	80,278,794
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	10,934,000	248,000
Total Level 2	10,934,000	248,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,202,209	–
Preferred Stock:
Consumer Discretionary	18,500,000	–
Industrials	55,403,044	5,548,503
Total Level 3	75,105,253	5,548,503
Total Investments	$2,055,152,721	$86,075,297

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2021 was $4,287,867 and $351,369 for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2021
Selected American Shares
Investments in Securities:
Common Stock	$1,202,209	$–	$–	$–	$–	$1,202,209
Preferred Stock	51,115,177	18,500,000	4,287,867	–	–	73,903,044
Total Level 3	$52,317,386	$18,500,000	$4,287,867	$–	$–	$75,105,253
Selected International Fund
Investments in Securities:
Preferred Stock	$5,197,134	$–	$351,369	$–	$–	$5,548,503
Total Level 3	$5,197,134	$–	$351,369	$–	$–	$5,548,503

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2021	Technique	Input(s)	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,202,209	Discounted Cash Flow	Annualized Yield	1.237%	Decrease

Preferred Stock	15,970,090	Market Approach	Transaction Price	$10.00	Increase

Preferred Stock	55,403,044	Market Approach	Transaction Price	$40.83	Increase

Preferred Stock	2,529,910	Market Approach	Transaction Price	$10.00	Increase

Total Level 3	$75,105,253
Selected International Fund
Investments in Securities:
Preferred Stock	$4,345,741	Market Approach	Transaction Price	$40.83	Increase

Preferred Stock	1,202,762	Market Approach	Volume-Weighted Transaction Price	$4.93-$6.26	Increase
Total Level 3	$5,548,503

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$989,032,765	$59,696,999
Unrealized appreciation	1,087,524,856	28,994,404
Unrealized depreciation	(21,404,900)	(2,616,106)
Net unrealized appreciation	$1,066,119,956	$26,378,298

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.